CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 357,451	$ 445,738	$ 351,049
Voyage Expenses	(125,987)	(158,656)	(199,430)
Vessel Operating Expenses	(80,266)	(66,589)	(62,500)
General and Administrative Expenses	(12,296)	(9,790)	(14,863)
Depreciation Expense	(90,889)	(82,610)	(80,531)
Received Settlement	5,328	0	0
Fees for Provided Services	0	0	1,500
Net Operating Income (Loss)	53,341	128,093	(4,775)
Interest Income	215	114	181
Interest Expenses	(11,170)	(10,855)	(12,244)
Gain on Shares	0	0	3,286
Other Financial Expenses	(98)	(167)	(1,126)
Total Other Expenses	(11,053)	(10,908)	(9,903)
Net Income (Loss) Before Income Taxes and Equity Income (Loss)	42,288	117,185	(14,678)
Income Tax Expense	(102)	(96)	(47)
Equity (Loss) Income	(46,642)	(2,462)	1,559
Net (Loss) Income	$ (4,456)	$ 114,627	$ (13,166)
Basic and Diluted Earnings (Loss) per Share (in dollars per share)	$ (0.05)	$ 1.29	$ (0.15)
Basic and Diluted Average Number of Common Shares Outstanding (in shares)	92,531,001	89,182,001	85,401,179
Cash Dividends per Share (in dollars per share)	$ 1.37	$ 1.38	$ 0.61